Equity - Summary of Number of Shares of Subscribed and Outstanding Capital Stock (Parenthetical) (Detail) - PHP (₱) ₱ in Millions, shares in Millions			12 Months Ended
	Jan. 28, 2014	Jan. 29, 2013	Dec. 31, 2018
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued			300
Initial capitalization amount			₱ 3,000
Number of shares issued, paid			₱ 360
Cumulative dividends annual rate			13.50%
Series of HH 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate	10.00%	10.00%